May 07, 2025
Tradr 2X Long Triple Q Monthly ETF
Tradr 2X Long Triple Q Monthly ETF

Tradr 2X Long Triple Q Monthly ETF
Ticker Symbol: MQQQ

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated May 7, 2025, to the currently effective

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”)

Important Notice Regarding Planned Changes to each Fund’s Name

Based upon the recommendation of AXS Investments LLC, the Funds’ investment advisor, the Board of Trustees of the Trust has approved the change to each Fund’s name noted in the table below, to be effective on May 16, 2025 (the “Effective Date”). As a result, as of the Effective Date, all references to each Fund’s name in the Prospectus, Summary Prospectuses and SAI will be updated accordingly. Each Fund’s principal investment strategies will remain the same.

Current Fund Name	New Fund Name
Tradr 2X Long Triple Q Monthly ETF	Tradr 2X Long Innovation 100 Monthly ETF
Tradr 2X Long Triple Q Quarterly ETF	Tradr 2X Long Innovation 100 Quarterly ETF

Please file this Supplement with your records.